UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:     Tiger Consumer Management LLC
Address:  101 Park Avenue
          New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Steve Tarrab
Title:    Chief Financial Officer
Phone:    (212) 984-2378


Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York          November 16, 2009
----------------------      -------------------------    -----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    32

Form 13F Information Table Value Total:   $482,906
                                         (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                    FORM 13F INFORMATION TABLE
                                                  TIGER CONSUMER MANAGEMENT, LLC
                                                             FORM 13F
                                                        September 30, 2009



COLUMN 1                        COLUMN  2    COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                TITLE                     VALUE      SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS     CUSIP        (X$1000)   PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
--------------                  --------     -----        --------   -------  --- ----   ----------  --------  ----     ------  ----
AARONS INC                      COM          002535201    15418       584007  SH         SOLE                   584007  0       0
ADVANCE AUTO PARTS INC          COM          00751Y106    18429       469176  SH         SOLE                   469176  0       0
AEROPOSTALE                     COM          007865108    20349       468120  SH         SOLE                   468120  0       0
AUTOZONE INC                    COM          053332102    15452       105674  SH         SOLE                   105674  0       0
BARE ESCENTUALS INC             COM          067511105    12521      1053091  SH         SOLE                  1053091  0       0
BARNES & NOBLE INC              COM          067774109    16737       753229  SH         SOLE                   753229  0       0
BEST BUY INC                    COM          086516101    16931       451250  SH         SOLE                   451250  0       0
BOB EVANS FARMS INC             COM          096761101    10095       347368  SH         SOLE                   347368  0       0
BURGER KING HLDGS INC           COM          121208201    18847      1071438  SH         SOLE                  1071438  0       0
CASH AMER INTL INC              COM          14754D100    15342       508694  SH         SOLE                   508694  0       0
CATALYST HEALTH SOLUTIONS IN    COM          14888B103    11462       393212  SH         SOLE                   393212  0       0
CHARMING SHOPPES INC            COM          161133103     4935      1001021  SH         SOLE                  1001021  0       0
COLLECTIVE BRANDS INC           COM          19421W100    19918      1149326  SH         SOLE                  1149326  0       0
CROCS INC                       COM          227046109    20373      3063596  SH         SOLE                  3063596  0       0
DARDEN RESTAURANTS INC          COM          237194105    12795       374900  SH         SOLE                   374900  0       0
DICKS SPORTING GOODS INC        COM          253393102    15200       678555  SH         SOLE                   678555  0       0
DRESS BARN INC                  COM          261570105    18111      1010110  SH         SOLE                  1010110  0       0
EXPRESS SCRIPTS INC             COM          302182100    15207       196011  SH         SOLE                   196011  0       0
GAMESTOP CORP NEW               CL A         36467W109    15640       590840  SH         SOLE                   590840  0       0
GUESS INC                       COM          401617105    20826       562246  SH         SOLE                   562246  0       0
HASBRO INC                      COM          418056107    16828       606400  SH         SOLE                   606400  0       0
HERBALIFE LTD                   COM USD SHS  G4412G101    15695       479387  SH         SOLE                   479387  0       0
HOT TOPIC INC                   COM          441339108     5705       761708  SH         SOLE                   761708  0       0
LIFE TIME FITNESS INC           COM          53217R207    14918       531824  SH         SOLE                   531824  0       0
LOWES COS INC                   COM          548661107    18076       863231  SH         SOLE                   863231  0       0
LUMBER LIQUIDATORS INC          COM          55003Q103     5139       236929  SH         SOLE                   236929  0       0
PETSMART INC                    COM          716768106    21745       999766  SH         SOLE                   999766  0       0
REGIS CORP MINN                 COM          758932107    15317       988212  SH         SOLE                   988212  0       0
ROSS STORES INC                 COM          778296103    20852       436500  SH         SOLE                   436500  0       0
SIGNET JEWELERS LIMITED         SHS          G81276100     7664       291077  SH         SOLE                   291077  0       0
TEXAS ROADHOUSE INC             CL A         882681109     7180       676080  SH         SOLE                   676080  0       0
WYNDHAM WORLDWIDE CORP          COM          98310W108    19199      1176400  SH         SOLE                  1176400  0       0



SK 03316 0001 1040196